MINERAL PROPERTY COSTS (Details Narrative)		12 Months Ended
	Apr. 07, 2020 USD ($)	Oct. 31, 2021 USD ($) a	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 USD ($)	Jan. 31, 2022 USD ($) a ha
Reserve Quantities [Line Items]
Mineral properties, net		$ 93,453		$ 93,453	$ 93,453
Silverado Property [Member]
Reserve Quantities [Line Items]
Ownership percentage					100.00%
Area of land | ha					120
Mineral properties, net					$ 1
TamiMosi Property [Member]
Reserve Quantities [Line Items]
Mineral properties, net					$ 93,452
TamiMosi Property [Member] | White Pine County [Member]
Reserve Quantities [Line Items]
Ownership percentage					100.00%
Area of land | a					1,637
TamiMosi Property [Member] | Moor Mining District [Member]
Reserve Quantities [Line Items]
Ownership percentage					2.00%
Area of land | a					10
Beaverdell Property [Member]
Reserve Quantities [Line Items]
Ownership percentage		100.00%
Sale of stock ownership interest percentage				100.00%
Aggregate proceeds from sale of property amount		$ 37,157	$ 50,000
Recognized gain on sale of property	$ 37,156
Carrying value of property				$ 1
Silverado Property [Member]
Reserve Quantities [Line Items]
Ownership percentage		100.00%
Carrying value of property				$ 1
TamiMosi Property [Member]
Reserve Quantities [Line Items]
Ownership percentage		2.00%
Sale of stock ownership interest percentage		100.00%	100.00%
Area of land | a		1,637